Hennessy Mutual Funds, Inc.
Filed Pursuant to Rule 497(b)
1933 Act No. 333-176888
1940 Act No. 811-07695

STATEMENT OF ADDITIONAL INFORMATION
October 17, 2011

Acquisition of the Assets and Assumption of the Liabilities of

Hennessy Cornerstone Growth Fund, Series II

By, and in Exchange for Shares of,

Hennessy Cornerstone Growth Fund

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus dated October 17, 2011 relating to the acquisition of the assets and liabilities of the Hennessy Cornerstone Growth Fund, Series II (the “Growth Fund II”), a series of Hennessy Funds Trust (“HFT”), by the Hennessy Cornerstone Growth Fund (the “Growth Fund”), a series of Hennessy Mutual Funds, Inc. (“HFMI”).  The acquisition will be effected pursuant to that certain Plan of Acquisition and Liquidation dated as of October 17, 2011 (the “Plan”).  The Plan provides for (1) the transfer of all the assets of the Growth Fund II to the Growth Fund, (2) the assumption by the Growth Fund of all the liabilities of the Growth Fund II, (3) the issuance to shareholders of the Growth Fund II of shares of the Growth Fund, equal in aggregate net asset value (“NAV”) to the NAV of their former shares of the Growth Fund II in redemption of their shares of the Growth Fund II (Original Class shares of the Growth Fund II will be exchanged for Original Class shares of the Growth Fund and Institutional Class shares of the Growth Fund II will be exchanged for Institutional Class shares of the Growth Fund), and (4) the termination of the Growth Fund II.

Copies of the Prospectus, which has been filed with the Securities and Exchange Commission (“SEC”), may be obtained, without charge, by writing to Hennessy Funds, 7250 Redwood Blvd., Suite 200, Novato CA 94945, or by calling 1-800-966-4354.

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

ADDITIONAL INFORMATION ABOUT THE FUNDS	B-1

PRO FORMA FINANCIAL INFORMATION	B-2

ADDITIONAL INFORMATION ABOUT THE FUNDS

Additional information is contained in the following documents, which have been filed with the SEC and are incorporated by reference into this Statement of Additional Information (this means that they are legally considered to be a part of this Statement of Additional Information):

•	The current Statement of Additional Information of the Growth Fund II and the Growth Fund, dated February 28, 2011.

•	The current Annual Report of the Growth Fund II and the Growth Fund, for the fiscal year ended October 31, 2010.

•	The current Semi-Annual Report of the Growth Fund II and the Growth Fund, for the fiscal period ended April 30, 2011.

Copies of these documents are available upon request and without charge by writing to Hennessy Funds, 7250 Redwood Blvd., Suite 200, Novato CA 94945, or by calling 1-800-966-4354.

PRO FORMA FINANCIAL INFORMATION

Introductory Note to Unaudited Pro Forma Financial Statements

The following unaudited pro forma information gives effect to the proposed transfer of the assets and liabilities of the Growth Fund II to the Growth Fund, accounted for as if the acquisition had occurred as of and for the fiscal period ended April 30, 2011.  Under generally accepted accounting principles, the Growth Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Growth Fund II and the Growth Fund incorporated by reference into this Statement of Additional Information.

Certain operating costs have been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the proposed acquisition are currently undeterminable.

Hennessy Cornerstone Growth Fund
Pro Forma Schedule of Investments
April 30, 2011 (Unaudited)

							HENNESSY
							CORNERSTONE
	HENNESSY		HENNESSY				GROWTH FUND
	CORNERSTONE		CORNERSTONE		PRO FORMA		PRO FORMA
	GROWTH FUND		GROWTH FUND, SERIES II		ADJUSTMENTS		COMBINED		% of
	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value	Net Assets
COMMON STOCKS - 97.79%
Consumer Discretionary - 25.93%
Ann, Inc. (a)	140,400	$4,381,884	-	$-	-	$-	140,400	$4,381,884	1.74%
Borg Warner, Inc. (a)	56,200	4,340,888	-	-	-	-	56,200	4,340,888	1.72%
Brown Shoe Inc.	-	-	30,100	380,765	-	-	30,100	380,765	0.15%
Cost Plus, Inc. (a)	365,200	3,977,028	-	-	-	-	365,200	3,977,028	1.58%
CPI Corp.	131,600	2,364,852	-	-	-	-	131,600	2,364,852	0.94%
Crocs, Inc. (a)	-	-	44,100	886,851	-	-	44,100	886,851	0.35%
Dillards, Inc.	103,400	4,965,268	-	-	-	-	103,400	4,965,268	1.97%
DineEquity, Inc. (a)	67,700	3,382,969	-	-	-	-	67,700	3,382,969	1.34%
Krispy Kreme Doughnuts, Inc. (a)	514,600	2,886,906	-	-	-	-	514,600	2,886,906	1.15%
Libbey, Inc. (a)	260,000	4,433,000	37,200	634,260	-	-	297,200	5,067,260	2.01%
Lifetime Brands, Inc. (a)	-	-	31,700	504,664	-	-	31,700	504,664	0.20%
Media General, Inc. (a)	-	-	46,600	251,174	-	-	46,600	251,174	0.10%
Pier 1 Imports, Inc. (a)	356,900	4,347,042	-	-	-	-	356,900	4,347,042	1.73%
Quiksilver, Inc. (a)	740,500	3,221,175	-	-	-	-	740,500	3,221,175	1.28%
Ruby Tuesday, Inc. (a)	275,200	2,892,352	-	-	-	-	275,200	2,892,352	1.15%
Select Comfort Corp. (a)	-	-	53,000	841,110	-	-	53,000	841,110	0.33%
Sinclair Broadcast Group, Inc.	-	-	75,700	869,793	-	-	75,700	869,793	0.35%
Skechers USA, Inc. (a)	-	-	12,600	240,030	-	-	12,600	240,030	0.10%
Tenneco, Inc. (a)	91,000	4,205,110	-	-	-	-	91,000	4,205,110	1.67%
Tractor Supply Co.	78,900	4,881,543	-	-	-	-	78,900	4,881,543	1.94%
TRW Automotive Holdings Corp. (a)	71,800	4,096,908	16,500	941,490	-	-	88,300	5,038,398	2.00%
Tuesday Morning Corp. (a)	681,500	3,407,500	-	-	-	-	681,500	3,407,500	1.35%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	-	-	20,200	1,074,438	-	-	20,200	1,074,438	0.43%
Valassis Communications, Inc. (a)	-	-	14,500	418,035	-	-	14,500	418,035	0.17%
Whirlpool Corp.	-	-	5,200	448,136	-	-	5,200	448,136	0.18%
		57,784,425		7,490,746		-		65,275,171	25.93%
Consumer Staples - 3.01%
Pricesmart, Inc.	97,300	4,051,572	-	-	-	-	97,300	4,051,572	1.61%
SunOpta, Inc. (a)(b)	500,200	3,531,412	-	-	-	-	500,200	3,531,412	1.40%
		7,582,984		-		-		7,582,984	3.01%
Energy - 7.52%
Atlas Energy LP	254,200	6,776,972	-	-	-	-	254,200	6,776,972	2.70%
Atlas Pipeline Partners LP	151,300	5,592,048	-	-	-	-	151,300	5,592,048	2.22%
Callon Petroleum Co. (a)	-	-	82,000	561,700	-	-	82,000	561,700	0.22%
Western Refining, Inc. (a)	354,200	6,007,232	-	-	-	-	354,200	6,007,232	2.38%
		18,376,252		561,700		-		18,937,952	7.52%
Financials - 7.67%
American International Group, Inc. (a)	-	-	13,600	423,640	-	-	13,600	423,640	0.17%
Ashford Hospitality Trust, Inc. (a)	368,800	4,598,936	-	-	-	-	368,800	4,598,936	1.83%
Banco Macro SA - ADR (b)	-	-	16,300	602,937	-	-	16,300	602,937	0.24%
Cardtronics, Inc. (a)	-	-	39,800	845,750	-	-	39,800	845,750	0.34%
Grupo Financiero Galicia SA - ADR (a)(b)	243,200	3,108,096	-	-	-	-	243,200	3,108,096	1.24%
iStar Financial, Inc. (a)	539,000	5,185,180	-	-	-	-	539,000	5,185,180	2.06%
Newcastle Investment Corp. (a)	635,500	4,010,005	-	-	-	-	635,500	4,010,005	1.59%
Zions Bancorporation	-	-	21,100	515,895	-	-	21,100	515,895	0.20%
		16,902,217		2,388,222		-		19,290,439	7.67%
Health Care - 2.37%
Hill-Rom Holdings, Inc.	-	-	16,100	724,661	-	-	16,100	724,661	0.29%
MedCath Corp. (a)	276,600	3,736,866	-	-	-	-	276,600	3,736,866	1.48%
SXC Health Solutions Corp. (a)(b)	-	-	13,700	755,692	-	-	13,700	755,692	0.31%
Universal American Corp.	-	-	32,100	741,510	-	-	32,100	741,510	0.29%
		3,736,866		2,221,863		-		5,958,729	2.37%
Industrials - 27.60%
Air Transport Services Group, Inc. (a)	470,800	3,851,144	96,100	786,098	-	-	566,900	4,637,242	1.84%
Alamo Group, Inc.	-	-	22,300	638,003	-	-	22,300	638,003	0.25%
Alaska Air Group, Inc. (a)	-	-	10,600	698,222	-	-	10,600	698,222	0.28%
Amerco (a)	36,000	3,661,920	-	-	-	-	36,000	3,661,920	1.46%
Cascade Corp.	-	-	12,800	586,240	-	-	12,800	586,240	0.23%
Commercial Vehicle Group, Inc. (a)	214,500	3,702,270	43,000	742,180	-	-	257,500	4,444,450	1.77%
Consolidated Graphics, Inc. (a)	-	-	10,800	606,420	-	-	10,800	606,420	0.24%
Esterline Technologies Corp. (a)	-	-	9,900	710,820	-	-	9,900	710,820	0.28%
Gardner Denver, Inc.	-	-	10,300	890,023	-	-	10,300	890,023	0.35%
Greenbrier Companies, Inc. (a)	164,300	4,447,601	-	-	-	-	164,300	4,447,601	1.77%
Interface, Inc.	241,900	4,509,016	41,500	773,560	-	-	283,400	5,282,576	2.10%
Macquarie Infrastructure Co. LLC (a)	-	-	36,100	906,110	-	-	36,100	906,110	0.36%
Meritor, Inc. (a)	-	-	33,600	578,256	-	-	33,600	578,256	0.23%
NACCO Industries, Inc.	35,100	3,693,573	5,200	547,196	-	-	40,300	4,240,769	1.69%
Owens Corning (a)	-	-	15,600	590,304	-	-	15,600	590,304	0.23%
Pacer International, Inc. (a)	-	-	70,000	419,300	-	-	70,000	419,300	0.17%
Sauer-Danfoss, Inc. (a)	119,600	7,057,596	-	-	-	-	119,600	7,057,596	2.81%
Standex International Corp.	-	-	18,900	690,984	-	-	18,900	690,984	0.27%
Tennant Co.	-	-	14,600	598,892	-	-	14,600	598,892	0.24%
Timken Co.	78,700	4,437,893	-	-	-	-	78,700	4,437,893	1.76%
Titan International Inc.	202,800	6,264,492	-	-	-	-	202,800	6,264,492	2.49%
Trimas Corp. (a)	167,600	3,889,996	43,000	998,030	-	-	210,600	4,888,026	1.94%
United Continental Holdings, Inc. (a)	144,100	3,288,362	24,100	549,962	-	-	168,200	3,838,324	1.53%
United Rentals, Inc. (a)	160,000	4,707,200	-	-	-	-	160,000	4,707,200	1.87%
US Airways Group, Inc. (a)	344,200	3,128,778	55,000	499,950	-	-	399,200	3,628,728	1.44%
		56,639,841		12,810,550		-		69,450,391	27.60%
Information Technology - 6.76%
DDi Corp.	322,900	3,103,069	-	-	-	-	322,900	3,103,069	1.23%
Kemet Corp. (a)	292,300	4,597,879	-	-	-	-	292,300	4,597,879	1.83%
Lionbridge Technologies, Inc. (a)	-	-	100,100	337,337	-	-	100,100	337,337	0.13%
Loral Space & Communications, Inc. (a)	-	-	12,100	845,790	-	-	12,100	845,790	0.34%
Newport Corp. (a)	220,100	4,122,473	-	-	-	-	220,100	4,122,473	1.64%
Power One Inc. (a)	337,700	2,789,402	67,700	559,202	-	-	405,400	3,348,604	1.33%
Ultra Clean Holdings, Inc. (a)	-	-	56,800	652,632	-	-	56,800	652,632	0.26%
		14,612,823		2,394,961		-		17,007,784	6.76%
Materials - 13.45%
Buckeye Technologies, Inc.	179,100	5,043,456	-	-	-	-	179,100	5,043,456	2.00%
Cleanwater Paper Corp. (a)	-	-	8,500	667,080	-	-	8,500	667,080	0.27%
Innospec, Inc. (a)	172,900	6,511,414	-	-	-	-	172,900	6,511,414	2.59%
Materion Corp. (a)	97,900	4,088,304	-	-	-	-	97,900	4,088,304	1.62%
Mercer International, Inc. (a)	554,000	6,742,180	-	-	-	-	554,000	6,742,180	2.68%
Neenah Paper, Inc.	-	-	25,800	601,914	-	-	25,800	601,914	0.24%
Quaker Chem Corp.	91,000	4,111,380	17,300	781,614	-	-	108,300	4,892,994	1.94%
TPC Group, Inc. (a)	134,400	5,300,736	-	-	-	-	134,400	5,300,736	2.11%
		31,797,470		2,050,608		-		33,848,078	13.45%
Telecommunication Services - 3.48%
General Communication, Inc. (a)	301,700	3,469,550	-	-	-	-	301,700	3,469,550	1.38%
IDT Corp.	130,600	3,786,094	51,400	1,490,086	-	-	182,000	5,276,180	2.10%
		7,255,644		1,490,086		-		8,745,730	3.48%
TOTAL COMMON STOCKS (Cost $211,515,767)		$214,688,522		$31,408,736		$-		$246,097,258	97.79%

WARRANTS - 0.00%
American International Group, Inc. (a) (c)
Expiration: January, 2021, Excercise Price: $45.00	0.000	$-	0.004	$-	-	$-	0.004	$-	0.00%
TOTAL WARRANTS (Cost $0)		$-		$-		$-		$-	0.00%

	Shares/Principal		Shares/Principal		Shares/Principal		Shares/Principal		% of
	Value	Fair Value	Value	Fair Value	Value	Fair Value	Value	Fair Value	Net Assets
SHORT-TERM INVESTMENTS - 0.59%
Demand Notes - 0.59%
American Family Financial Services, 0.1001% (d)	$-	$-	$1,484,155	1,484,155	$-	$-	$1,484,155	$1,484,155	0.59%
Total Demand Notes (Cost $ 1,484,155)		-		1,484,155		-		1,484,155	0.59%
Money Market Funds - 0.00%
Fidelity Government Portfolio - Institutional Class, 0.0100% (e)	262	$262		$-	-	$-	262	$262	0.00%
Total Money Market Funds (Cost $262)		262		-		-		262	0.00%
TOTAL SHORT TERM INVESTMENTS (Cost $1,484,417)		$262		$1,484,155		$-		$1,484,417	0.59%
Total Investments(f) (Cost $213,000,184) - 98.38%		$214,688,784		$32,892,891	-	$-		$247,581,675	98.38%
Other Assets in Excess of Liabilities - 1.62%		4,157,216		(75,117)	-	-		4,082,099	1.62%
TOTAL NET ASSETS - 100.00%		$218,846,000		$32,817,774		$-		$251,663,774	100.00%

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Security is fair valued.
(d)	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. Interest rates listed are as of April 30, 2011.
(e)	The rate listed is the Fund's 7-day yield as of April 30, 2011.
(f)	All of the investments of the Hennessy Cornerstone Growth Fund, Series II are eligible investments of the Hennessy Cornerstone Growth Fund.

The accompanying notes are an integral part of these financial statements.

PRO FORMA COMBINED
STATEMENTS OF ASSETS AND LIABILITIES - At April 30, 2011 (Unaudited)

Hennessy Cornerstone Growth Fund
Hennessy Cornerstone Growth Fund, Series II
Hennessy Cornerstone Growth Fund Pro Forma Combined

					HENNESSY
		HENNESSY			CORNERSTONE
	HENNESSY	CORNERSTONE			GROWTH FUND
	CORNERSTONE	GROWTH FUND,	PRO FORMA		PRO FORMA
	GROWTH FUND	SERIES II	ADJUSTMENTS		COMBINED

ASSETS:
Investments in securities, at value (cost $188,353,516 and $24,646,668, respectively)	$214,688,784	$32,892,891	$-		$247,581,675
Dividends and interest receivable	4,344	3,433	-		7,777
Receivable for fund shares sold	24,435	2,151	-		26,586
Receivable for securities sold	4,981,519	-	-		4,981,519
Prepaid expenses and other assets	22,778	23,863	-		46,641
Total Assets	$219,721,860	$32,922,338	$-		$252,644,198

LIABILITIES:
Loan Payable	288,000	-	-		288,000
Payable for fund shares redeemed	185,974	21,068	-		207,042
Payable to Advisor	130,941	20,061	-		151,002
Payable to Administrator	176,384	28,582	-		204,966
Accrued directors fees	3,174	2,009	-		5,183
Accrued service fees	17,447	2,678	-		20,125
Accrued expenses and other payables	73,940	30,166	-		104,106
Total Liabilities	875,860	104,564	-		980,424

NET ASSETS	$218,846,000	$32,817,774	$-		$251,663,774

NET ASSETS CONSIST OF:
Capital stock	$431,140,030	$78,012,029	$-		$509,152,059
Accumulated net investment loss	(937,213)	(134,174)	-		(1,071,387)
Accumulated net realized loss on investments	(237,692,085)	(53,306,304)	-		(290,998,389)
Unrealized net appreciation on investments	26,335,268	8,246,223	-		34,581,491
Total Net Assets	$218,846,000	$32,817,774	$-		$251,663,774

NET ASSETS

Original Class:
Shares authorized ($.0001 par value)	25,000,000,000	Unlimited	-		25,000,000,000
Net assets applicable to outstanding Original Class shares	$215,728,401	$32,333,536	$-		$248,061,937
Shares issued and outstanding	17,482,931	1,910,297	710,058	(A)	20,103,286
Net asset value, offering price and redemption price per share	$12.34	$16.93	-		$12.34

Institutional Class:
Shares authorized ($.0001 par value)	25,000,000,000	Unlimited	-		25,000,000,000
Net assets applicable to outstanding Institutional Class shares	$3,117,599	$484,238	$-		$3,601,837
Shares issued and outstanding	249,985	28,038	10,791	(A)	288,814
Net asset value, offering price and redemption price per share	$12.47	$17.27	-		$12.47

(A) Adjustment reflects additional shares issued in conversion.

The accompanying notes are an integral part of these financial statements.

PRO FORMA COMBINED
STATEMENTS OF OPERATIONS - For the twelve month period ended April 30, 2011 (Unaudited)

Hennessy Cornerstone Growth Fund
Hennessy Cornerstone Growth Fund, Series II
Hennessy Cornerstone Growth Fund Pro Forma Combined

					HENNESSY
		HENNESSY			CORNERSTONE
	HENNESSY	CORNERSTONE			GROWTH FUND
	CORNERSTONE	GROWTH FUND,	PRO FORMA		PRO FORMA
	GROWTH FUND	SERIES II	ADJUSTMENTS		COMBINED
INVESTMENT INCOME:
Dividend income (1)	$859,524	$262,667	$-		$1,122,191
Interest income	3,249	2,413	-		5,662
Total investment income	862,773	265,080	-		1,127,853

EXPENSES:
Investment advisory fees (See Note 4)	1,544,357	238,330	-		1,782,687
Administration, fund accounting, custody and transfer agent fees	532,177	82,127	-		614,304
Service fees - Original Class (See Note 4)	205,453	31,775	-		237,228
Federal and state registration fees	31,368	31,497	(30,365	) (A)	32,500
Audit fees	29,744	24,546	(24,290	) (A)	30,000
Legal fees	7,501	8,253	(7,254	) (A)	8,500
Compliance expense	8,207	8,240	(7,308	) (A)	9,139
Reports to shareholders	58,000	7,458	(5,458	) (A)	60,000
Directors' fees and expenses	9,474	9,898	(9,372	) (A)	10,000
Sub-transfer agent expenses - Original Class	320,898	57,428	-		378,326
Sub-transfer agent expenses - Institutional Class	546	279	-		825
Interest expense	441	1,151	-		1,592
Other	28,337	8,248	(6,085	) (A)	30,500
Total expenses before expense reimbursement/waiver	2,776,503	509,230	(90,132)		3,195,601
Expense reimbursement/waiver from advisor and/or administrator - Institutional Class (See Note 4)	(3,686)	(1,665)	1,194	(A)	(4,157)
Net expenses	2,772,817	507,565	(88,938)		3,191,444
NET INVESTMENT LOSS	$(1,910,044)	$(242,485)	$88,938		$(2,063,591)

REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gain on investments	$40,832,246	$7,497,813	$-		$48,330,059
Change in unrealized appreciation (depreciation) on investments	(8,931,701)	(1,707,680)	-		(10,639,381)
Net gain on investments	31,900,545	5,790,133	-		37,690,678

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,990,501	$5,547,648	$88,938		$35,627,087

(1) Net of foreign taxes withheld of $8,883 and $0 respectively.

(A) The adjustments to federal and state registration fees, audit fees, legal fees, compliance expense, reports to shareholders and Directors' fees and expenses and other expense reflects the elimination of duplicative costs or economies of scale and are based on post-reorganization arrangements.

The accompanying notes are an integral part of these financial statements.

Notes to Combined Pro Forma Financial Statements of
Hennessy Cornerstone Growth Fund and Hennessy Cornerstone Growth Fund, Series II
April 30, 2011 (Unaudited)

1.	Basis of Combination

The Hennessy Cornerstone Growth Fund (the “Acquiring Fund”), is a diversified series of The Hennessy Mutual  Funds, Inc., which is registered as an open-end management investment company under the Investment Company Act of 1940. The Hennessy Cornerstone Growth Fund, Series II (the “Target Fund”), is a diversified series of Hennessy Funds Trust., which is registered as an open-end management investment company under the Investment Company Act of 1940.

The pro forma combined Statement of Assets and Liabilities, Statement of Operations, and Schedule of Investments reflect the accounts of the Target Fund and the Acquiring Fund as if the proposed reorganization occurred as of and for the period ended April 30, 2011. These statements have been derived from books and records utilized in calculating daily net asset value April 30, 2011. The Acquiring Fund will be the accounting survivor of the reorganization.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of Target Fund and Acquiring Fund included in the semi annual report dated April 30, 2011.

The reorganization involves the transfer of all of the assets and liabilities of the Target Fund to the Acquiring Fund in exchange for shares of common stock of the Acquiring Fund, and the pro rata distribution of such shares of the Acquiring Fund to the shareholders of the Target Fund, as provided in the Plan of Acquisition and Liquidation. The reorganization is intended to qualify as a tax-free reorganization so that shareholders of the Target Fund will not recognize any gain or loss through the exchange of shares in the reorganization.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.  These policies are in conformity with U.S. generally accepted accounting principles in the United States (“GAAP”).

a) Investment Valuation

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Trustees/Directors of the Funds. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of April 30, 2011:

Target Fund
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$31,408,736	$-	$-	$31,408,736
Warrants	-	-	-	-
Short-Term Investments	-	1,484,155	-	1,484,155
Total Investments in Securities	$31,408,736	$1,484,155	$-	$32,892,891

Acquiring Fund
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$214,688,522	$-	$-	$214,688,522
Short-Term Investments	262	-	-	262
Total Investments in Securities	$214,688,784	$-	$-	$214,688,784

Pro Forma Combined
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$246,097,258	$-	$-	$246,097,258
Warrants	-	-	-	-
Short-Term Investments	262	1,484,155	-	1,484,417
Total Investments in Securities	$246,097,520	$1,484,155	$-	$247,581,675

b) Federal Income Taxes

Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

c) Other

Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

3. Service Providers

Hennessy Advisors, Inc.,  (the “Advisor”) will serve as the Acquiring Fund’s investment adviser after the reorganization.  U.S. Bancorp Fund Services, LLC (the “Administrator”) will serve as the administrator, transfer agent and fund accountant to the Acquiring Fund after the reorganization.  U.S. Bank, N.A. will serve as the custodian to the Acquiring Fund after the reorganization

4. Share Classes and Fees

Both the Target Fund and the Acquiring Fund offer Original and Institutional Class shares.  Each class of shares differs principally in its respective administration, shareholder servicing and transfer agent expenses and sales charges, if any.  Each class has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.  More information on the classes of shares offered can be found in the Prospectus.

The investment advisory, investment advisory fee waivers and service fees have been charged to the Acquiring Fund at the combined level of average net assets for the period ended April 30, 2011.

The Pro Forma net asset values per share assume the issuance of Original Class shares of the Acquiring Fund which would have been issued at April 30, 2011 in connection with the proposed Reorganization.  Shareholders of Original Class shares of the Target Fund would receive Original Class shares of the Acquiring Fund based on conversion ratios determined on April 30, 2011.  Shareholders of Institutional Class shares of the Target Fund would receive Institutional Class shares of the Acquiring Fund based on conversion ratios determined on April 30, 2011.  The conversion ratios are calculated by dividing the net assets of each of the Target Fund by the net asset value per share of the respective Class of the Acquiring Fund.

Each of the Funds has entered into an agreement with its investment advisor to furnish investment advisory services to the Funds.  The terms of these agreements are as follows:

Currently, the Target Fund and the Acquiring Fund each pay Hennessy Advisors, Inc., a monthly fee at the annual rate of 0.74% of the Fund’s average daily net assets.  This agreement will continue in effect following the reorganization.  Pursuant to an expense cap agreement, Hennessy Advisors, Inc., has agreed to waive its fees and absorb expenses to the extent that the total annual operating expenses (excluding all federal, state and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities and extraordinary items) do not exceed 0.98% of each Fund’s net assets for the Institutional Class shares.

5. Capital Shares

The combined pro forma net asset values per share assume that the issuance of Acquiring Fund shares to the Target Fund shareholders would have occurred at April 30, 2011 in connection with the proposed reorganization. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at April 30, 2011:

	Growth Fund	Growth II Fund	Pro Forma Adjustments	Pro Forma Combined
Original Class
Shares Outstanding	17,482,931	1,910,297	710,058	20,103,286
Institutional Class
Shares Outstanding	249,985	28,038	10,791	288,814

6. Merger Costs

All costs associated with the reorganization will be paid by Hennessy Advisors, Inc.